Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (24.7%)
	Airlines (0.0%)
141,007	UAL Pass Through Trust Series 2007-1µ 6.636%, 01/02/24	$149,498

	Communication Services (4.0%)
250,000	Altice Financing, SA*^ 7.500%, 05/15/26	262,186
725,000	Altice France, SA* 7.375%, 05/01/26	768,645
	Altice Luxembourg, SA*^
200,000	7.750%, 05/15/22	204,252
200,000	7.625%, 02/15/25	196,519
1,825,000	America Movil, SAB de CV^ 5.000%, 03/30/20	1,855,185
210,000	Arrow Bidco, LLC* 9.500%, 03/15/24	211,603
350,000	Belo Corp. 7.250%, 09/15/27	386,796
	Cincinnati Bell, Inc.*
471,000	8.000%, 10/15/25	392,732
125,000	7.000%, 07/15/24^	107,200
75,000	CommScope, Inc.*^ 8.250%, 03/01/27	74,076
215,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	195,563
	CSC Holdings, LLC*
1,060,000	5.500%, 04/15/27^	1,115,502
460,000	5.500%, 05/15/26µ	481,144
300,000	7.500%, 04/01/28^	331,530
205,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	209,461
276,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	281,040
1,521,000	Embarq Corp.µ 7.995%, 06/01/36	1,481,271
	Entercom Media Corp.*
425,000	7.250%, 11/01/24	445,066
140,000	6.500%, 05/01/27^	148,183
140,000	EW Scripps Company*^ 5.125%, 05/15/25	139,832
	Frontier Communications Corp.
689,000	7.625%, 04/15/24	381,568
555,000	11.000%, 09/15/25^	323,174
340,000	10.500%, 09/15/22^	212,945
285,000	8.500%, 04/01/26*^	279,193
140,000	8.000%, 04/01/27*	146,480
69,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*^ 5.250%, 12/01/27	71,945
485,000	Gray Television, Inc.*^ 7.000%, 05/15/27	531,153
	Hughes Satellite Systems Corp.^
245,000	6.625%, 08/01/26	264,353
80,000	5.250%, 08/01/26µ	84,823
275,000	iHeartCommunications, Inc. 8.375%, 05/01/27	290,073

PRINCIPAL AMOUNT		VALUE
1,240,000	Inmarsat Finance, PLCµ* 4.875%, 05/15/22	$1,253,107
	Intelsat Jackson Holdings, SA
505,000	9.750%, 07/15/25*	523,549
285,000	5.500%, 08/01/23	263,019
241,000	8.000%, 02/15/24*	250,965
135,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	122,712
350,000	Nexstar Broadcasting, Inc.*^ 5.625%, 08/01/24	364,336
165,000	SBA Communications Corp. 4.000%, 10/01/22	167,492
342,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	345,579
	Sprint Corp.
1,100,000	7.875%, 09/15/23^	1,225,053
830,000	7.125%, 06/15/24^	907,385
350,000	7.625%, 03/01/26	392,094
105,000	7.250%, 09/15/21	113,095
370,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	381,692
215,000	Telecom Italia Capital, SAµ 6.000%, 09/30/34	219,032
580,000	United States Cellular Corp.µ 6.700%, 12/15/33	616,496
200,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	199,040
	Windstream Services, LLC / Windstream Finance Corp.@
115,000	7.750%, 10/01/21	31,197
42,000	10.500%, 06/30/24*	30,018
140,000	Zayo Group, LLC / Zayo Capital, Inc.* 5.750%, 01/15/27	142,423

		19,421,777

	Consumer Discretionary (4.9%)
280,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 9.875%, 04/01/27	298,355
335,000	Beverages & More, Inc.* 11.500%, 06/15/22	259,375
355,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	372,212
390,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	390,716
	CCO Holdings, LLC / CCO Holdings Capital Corp.
735,000	5.125%, 05/01/27*	759,284
285,000	5.750%, 09/01/23	291,291
135,000	5.000%, 02/01/28*	138,741
207,000	Cedar Fair, LP*^ 5.250%, 07/15/29	213,953
	Century Communities, Inc.
345,000	6.750%, 06/01/27*^	356,878
190,000	5.875%, 07/15/25	191,409
950,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	998,536
	DISH DBS Corp.^
330,000	7.750%, 07/01/26	322,677
195,000	5.875%, 11/15/24	181,228
700,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	737,548

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
350,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	$360,920
350,000	GLP Capital, LP / GLP Financing II, Inc.µ 5.250%, 06/01/25	379,425
485,000	goeasy, Ltd.µ* 7.875%, 11/01/22	508,076
500,000	Guitar Center, Inc.* 9.500%, 10/15/21	477,710
50,000	IAA, Inc.* 5.500%, 06/15/27	52,316
345,000	International Game Technology, PLC*^ 6.250%, 01/15/27	376,930
781,000	L Brands, Inc.^ 6.875%, 11/01/35	698,284
	Lennar Corp.µ
325,000	5.250%, 06/01/26	347,253
235,000	6.625%, 05/01/20	241,963
375,000	Liberty Interactive, LLC 8.250%, 02/01/30	388,457
340,000	M/I Homes, Inc. 5.625%, 08/01/25	346,467
	Mattel, Inc.^
320,000	6.750%, 12/31/25*	337,275
10,000	2.350%, 08/15/21	9,826
350,000	Mclaren Finance, PLC* 5.750%, 08/01/22	330,713
45,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	45,039
652,000	Meritage Homes Corp. 7.000%, 04/01/22	715,339
138,000	Michaels Stores, Inc.*^ 8.000%, 07/15/27	133,860
	Penske Automotive Group, Inc.
345,000	5.500%, 05/15/26^	357,938
160,000	5.375%, 12/01/24	165,089
	Rite Aid Corp.
745,000	7.700%, 02/15/27	467,882
215,000	6.125%, 04/01/23*^	181,788
1,511,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	1,893,714
275,000	Salem Media Group, Inc.*^ 6.750%, 06/01/24	243,243
197,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	195,277
138,000	Service Corp. Internationalµ 5.125%, 06/01/29	145,749
	Sirius XM Radio, Inc.µ*
345,000	5.500%, 07/01/29	360,720
345,000	4.625%, 07/15/24	355,328
400,000	Sotheby’s* 4.875%, 12/15/25	414,600
435,000	Staples, Inc.* 7.500%, 04/15/26	445,470
260,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	269,012
207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	214,722
5,575,000	Toyota Motor Corp.µ^ 3.419%, 07/20/23	5,808,676

PRINCIPAL AMOUNT		VALUE
345,000	Twin River Worldwide Holdings, Inc.*^ 6.750%, 06/01/27	$361,263
125,004	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	131,823
295,000	VOC Escrow, Ltd.µ* 5.000%, 02/15/28	301,477

		23,575,827

	Consumer Staples (1.0%)
	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC
355,000	5.750%, 03/15/25	363,383
210,000	7.500%, 03/15/26*^	231,457
210,000	Dean Foods Company* 6.500%, 03/15/23	118,675
215,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	224,645
340,000	Fresh Market, Inc.* 9.750%, 05/01/23	214,800
	JBS USA LUX, SA / JBS USA Finance, Inc.*
760,000	5.875%, 07/15/24	781,831
525,000	6.750%, 02/15/28	568,047
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
276,000	5.500%, 01/15/30	275,941
109,000	6.500%, 04/15/29µ	117,201
	New Albertson’s, Inc.
248,000	7.750%, 06/15/26	249,231
202,000	8.000%, 05/01/31^	205,883
35,000	7.450%, 08/01/29^	34,808
	Pilgrim’s Pride Corp.*
405,000	5.875%, 09/30/27	426,182
145,000	5.750%, 03/15/25^	150,104
	Post Holdings, Inc.*
310,000	5.750%, 03/01/27	322,544
105,000	5.500%, 12/15/29^	106,428
72,000	5.625%, 01/15/28^	74,393
	Simmons Foods, Inc.*
291,000	7.750%, 01/15/24	314,039
170,000	5.750%, 11/01/24^	156,201

		4,935,793

	Energy (2.6%)
210,000	Apergy Corp. 6.375%, 05/01/26	214,050
365,000	Brazos Valley Longhorn, LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	338,090
210,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	158,256
	Buckeye Partners, LP
135,000	5.850%, 11/15/43^	118,774
135,000	3.950%, 12/01/26µ	120,452
405,000	Calfrac Holdings, LP* 8.500%, 06/15/26	271,224
445,000	California Resources Corp.*^ 8.000%, 12/15/22	311,981
443,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	435,236

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
350,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	$203,518
295,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	312,938
	Chesapeake Energy Corp.
270,000	7.000%, 10/01/24	223,615
240,000	8.000%, 01/15/25^	203,497
410,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	386,372
	Denbury Resources, Inc.
330,000	7.750%, 02/15/24*^	242,931
225,000	9.250%, 03/31/22*	198,767
84,000	5.500%, 05/01/22	44,103
135,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	128,743
	Energy Transfer Operating, LP
615,000	5.271%, 11/01/66µ‡ 3 mo. USD LIBOR + 3.02%	464,371
500,000	5.875%, 01/15/24µ	555,773
300,000	5.500%, 06/01/27^	336,747
155,000	Enterprise Products Operating, LLCµ‡ 5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	148,663
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
255,000	9.375%, 05/01/24	53,906
210,000	7.750%, 05/15/26^	188,586
	Genesis Energy, LP / Genesis Energy Finance Corp.
375,000	6.250%, 05/15/26^	370,127
360,000	6.500%, 10/01/25	359,975
	Gulfport Energy Corp.
325,000	6.375%, 05/15/25	249,889
225,000	6.000%, 10/15/24^	173,463
221,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	206,650
480,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	452,249
350,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	355,285
485,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*^ 10.625%, 05/01/24	400,006
	Moss Creek Resources Holdings, Inc.*
135,000	10.500%, 05/15/27^	120,612
135,000	7.500%, 01/15/26	105,803
125,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	122,273
35,174	Northern Oil and Gas, Inc.
	8.500%, 05/15/23
	9.500% PIK rate	36,097
170,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	161,316
365,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	364,447
205,000	Parkland Fuel Corp.* 5.875%, 07/15/27	211,646
135,000	PDC Energy, Inc. 5.750%, 05/15/26	130,585

PRINCIPAL AMOUNT		VALUE
300,000	PGS, ASA* 7.375%, 12/15/20	$290,409
270,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	260,632
145,000	QEP Resources, Inc.µ^ 5.625%, 03/01/26	124,664
345,000	SESI, LLC^ 7.750%, 09/15/24	206,905
150,000	SM Energy Company^ 6.750%, 09/15/26	135,422
220,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.µ* 6.500%, 07/15/27	240,114
75,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	73,055
70,875	Transocean Pontus, Ltd.* 6.125%, 08/01/25	73,388
345,000	Transocean, Inc.*^ 7.500%, 01/15/26	324,340
365,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	215,806
385,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	371,860
452,000	Weatherford International, Ltd.@ 8.250%, 06/15/23	218,815
260,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	245,502

		12,261,928

	Financials (3.3%)
715,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	656,820
170,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trustµ 5.000%, 10/01/21	178,207
720,000	Ally Financial, Inc. 8.000%, 11/01/31	963,979
350,000	Amwins Group, Inc.* 7.750%, 07/01/26	365,820
	Ardonagh Midco 3, PLC*
650,000	8.625%, 07/15/23^	610,246
200,000	8.625%, 07/15/23	185,678
550,000	AssuredPartners, Inc.* 7.000%, 08/15/25	552,846
190,000	Bank of America Corp.^‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	201,745
345,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLCµ* 5.750%, 05/15/26	358,752
130,000	Charles Schwab Corp.^‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	131,446
175,000	CNO Financial Group, Inc.µ 5.250%, 05/30/29	189,704
350,000	Credit Acceptance Corp.*^ 6.625%, 03/15/26	378,234

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
240,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	$250,976
340,000	Global Aircraft Leasing Company, Ltd.*
	6.500%, 09/15/24
	13.750% PIK rate	338,140
340,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	349,238
138,000	HAT Holdings I, LLC / HAT Holdings II, LLCµ* 5.250%, 07/15/24	144,044
375,000	HUB International, Ltd.* 7.000%, 05/01/26	382,027
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ
172,000	6.250%, 05/15/26*	177,289
164,000	6.750%, 02/01/24^	171,431
500,000	ILFC E-Capital Trust II*‡ 4.340%, 12/21/65 3 mo. USD LIBOR + 1.80%	370,250
620,000	Iron Mountain, Inc.µ* 5.250%, 03/15/28	626,913
	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*
914,000	7.250%, 08/15/24	903,279
350,000	6.250%, 06/03/26µ	355,591
325,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*^ 5.250%, 10/01/25	334,077
260,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	269,283
350,000	Lions Gate Capital Holdings, LLC*^ 6.375%, 02/01/24	369,841
640,000	LPL Holdings, Inc.*^ 5.750%, 09/15/25	666,362
645,000	MetLife, Inc.^ 6.400%, 12/15/66	747,461
715,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	714,632
550,000	Navient Corp.^ 6.750%, 06/25/25	575,908
290,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	295,416
625,000	Oil Insurance, Ltd.*‡ 5.301%, 09/30/19 3 mo. USD LIBOR + 2.98%	605,444
345,000	Radian Group, Inc.µ 4.875%, 03/15/27	347,127
375,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	384,433
	Springleaf Finance Corp.
497,000	6.875%, 03/15/25^	556,476
350,000	7.125%, 03/15/26	393,311
69,000	6.625%, 01/15/28µ	75,002
365,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	370,911
170,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	172,206

PRINCIPAL AMOUNT		VALUE
335,000	Tronox Finance, PLC* 5.750%, 10/01/25	$315,738

		16,036,283

	Health Care (2.9%)
679,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	702,735
	Bausch Health Americas, Inc.*^
790,000	8.500%, 01/31/27	872,042
350,000	9.250%, 04/01/26	392,586
	Bausch Health Cos., Inc.*
750,000	9.000%, 12/15/25^	839,040
70,000	5.750%, 08/15/27µ	73,951
	CHS/Community Health Systems, Inc.
1,810,000	8.125%, 06/30/24*^	1,389,971
225,000	6.250%, 03/31/23	215,985
140,000	8.000%, 03/15/26*	135,022
765,000	DaVita, Inc. 5.125%, 07/15/24	768,932
825,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*^ 6.000%, 07/15/23	532,133
	HCA, Inc.
1,355,000	5.375%, 02/01/25^	1,468,766
795,000	5.875%, 05/01/23^	873,343
315,000	7.500%, 11/06/33	367,314
363,000	Horizon Pharma USA, Inc.* 8.750%, 11/01/24	391,724
660,000	Magellan Health, Inc.µ 4.900%, 09/22/24	661,201
480,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	304,596
210,000	Par Pharmaceutical, Inc.*^ 7.500%, 04/01/27	190,083
165,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	136,176
	Tenet Healthcare Corp.
490,000	6.250%, 02/01/27*^	507,633
410,000	4.625%, 07/15/24^	418,278
145,000	6.875%, 11/15/31	128,169
450,000	Teva Pharmaceutical Finance Company, BVµ^ 2.950%, 12/18/22	405,659
	Teva Pharmaceutical Finance Netherlands III, BV^
1,565,000	6.000%, 04/15/24	1,452,680
225,000	2.800%, 07/21/23	196,160
645,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	592,626

		14,016,805

	Industrials (2.9%)
450,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	463,736
	Allison Transmission, Inc.*
275,000	4.750%, 10/01/27µ	275,935
165,000	5.000%, 10/01/24^	168,044
70,000	5.875%, 06/01/29µ	74,472
140,000	American Airlines Group, Inc.*^ 5.000%, 06/01/22	144,389
360,000	Arconic, Inc.^ 5.125%, 10/01/24	381,569

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
409,290	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	$422,770
137,000	Avolon Holdings Funding, Ltd.µ* 5.250%, 05/15/24	147,222
365,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	362,401
540,000	Bombardier, Inc.*^ 7.500%, 03/15/25	550,614
70,000	Catalent Pharma Solutions, Inc.* 5.000%, 07/15/27	72,028
	Covanta Holding Corp.
425,000	5.875%, 03/01/24	436,789
70,000	5.875%, 07/01/25	73,274
390,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	344,622
590,000	Fly Leasing, Ltd. 5.250%, 10/15/24	605,912
750,000	Garda World Security Corp.* 7.250%, 11/15/21	754,226
	Golden Nugget, Inc.*
370,000	6.750%, 10/15/24	381,862
315,000	8.750%, 10/01/25^	332,462
175,000	Graphic Packaging International, LLCµ* 4.750%, 07/15/27	182,711
360,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	384,244
480,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	493,922
340,000	Herc Holdings, Inc.* 5.500%, 07/15/27	341,107
	Hertz Corp.
361,000	7.625%, 06/01/22*	375,209
210,000	7.375%, 01/15/21	210,194
138,000	7.125%, 08/01/26*	140,972
400,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	393,990
210,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	201,451
560,000	Meritor, Inc. 6.250%, 02/15/24	577,489
505,000	Navistar International Corp.* 6.625%, 11/01/25	520,402
	Park Aerospace Holdings, Ltd.*
215,000	4.500%, 03/15/23µ	223,330
145,000	5.500%, 02/15/24	156,633
665,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	663,723
	Scientific Games International, Inc.*
360,000	5.000%, 10/15/25	369,562
140,000	8.250%, 03/15/26^	150,141
70,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.500%, 03/15/27	74,276
205,000	Tennant Company 5.625%, 05/01/25	213,045
200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	204,785
	TransDigm, Inc.*
355,000	6.250%, 03/15/26	373,194
205,000	7.500%, 03/15/27	216,465
	United Rentals North America, Inc.^
345,000	5.875%, 09/15/26	367,758
265,000	4.875%, 01/15/28	270,810

PRINCIPAL AMOUNT		VALUE
140,000	6.500%, 12/15/26	$151,858
195,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	200,875
350,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	373,958

		13,824,431

	Information Technology (1.5%)
5,210,000	Apple, Inc.µ 2.000%, 11/13/20	5,205,233
140,000	CDK Global, Inc.µ* 5.250%, 05/15/29	145,539
345,000	CommScope Technologies, LLC* 6.000%, 06/15/25	314,906
635,000	Dell International, LLC / EMC Corp.*^ 6.020%, 06/15/26	702,008
420,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	357,000
207,000	MTS Systems Corp.* 5.750%, 08/15/27	213,034
340,000	VFH Parent, LLC* 6.750%, 06/15/22	351,626

		7,289,346

	Materials (0.8%)
301,000	AK Steel Corp.^ 6.375%, 10/15/25	256,485
280,000	Alcoa Nederland Holding, BV*^ 7.000%, 09/30/26	301,963
405,000	ArcelorMittal, SAµ 7.000%, 10/15/39	484,815
500,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	517,175
140,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	145,075
232,000	First Quantum Minerals, Ltd.* 7.000%, 02/15/21	235,662
400,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	400,644
215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	227,692
70,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	73,488
335,000	New Gold, Inc.*^ 6.375%, 05/15/25	291,011
69,000	Norbord, Inc.µ* 5.750%, 07/15/27	69,839
785,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	820,934
190,000	United States Steel Corp.^ 6.875%, 08/15/25	185,360

		4,010,143

	Real Estate (0.3%)
360,000	CBL & Associates, LP^ 5.250%, 12/01/23	263,263
345,000	Forestar Group, Inc.* 8.000%, 04/15/24	368,843

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
575,000		MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	$596,979

			1,229,085

		Utilities (0.5%)
70,000		NextEra Energy Operating Partners, LP*^ 4.250%, 07/15/24	71,086
145,000		NGPL PipeCo, LLCµ* 4.875%, 08/15/27	153,800
		NRG Energy, Inc.
228,000		5.750%, 01/15/28^	243,115
175,000		6.625%, 01/15/27	187,021
685,000		PPL Capital Funding, Inc.µ^‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 2.67%	622,545
		Talen Energy Supply, LLC*^
140,000		10.500%, 01/15/26	131,371
70,000		7.250%, 05/15/27	69,290
360,000		TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	365,658
305,000		Vistra Energy Corp.* 8.125%, 01/30/26	328,564

			2,172,450

		TOTAL CORPORATE BONDS (Cost $120,487,621)	118,923,366

CONVERTIBLE BONDS (40.5%)
		Communication Services (3.0%)
100,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	134,578
20,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	199,104
1,500,000		Gannett Company, Inc.µ 4.750%, 04/15/24	1,587,075
5,821,000		GCI Liberty, Inc.µ* 1.750%, 09/30/46	6,765,574
250,000		IAC Financeco 3, Inc.µ* 2.000%, 01/15/30	270,287
400,000,000	KRW	Kakao Corp. 0.000%, 05/11/21	379,106
285,000		Liberty Media Corp.µ 1.375%, 10/15/23	342,631
4,428,000		Twitter, Inc.^ 0.250%, 06/15/24	4,736,211
165,000		Zynga, Inc.* 0.250%, 06/01/24	169,973

			14,584,539

		Consumer Discretionary (6.2%)
2,200,000		Baozun, Inc.* 1.625%, 05/01/24	2,546,786
4,919,000		Chegg, Inc.µ*^ 0.125%, 03/15/25	5,487,858
		Ctrip.com International, Ltd.
2,500,000		1.990%, 07/01/25^	2,781,637
550,000		1.000%, 07/01/20	550,531
115,000		1.250%, 09/15/22	114,902
		DISH Network Corp.
331,000		3.375%, 08/15/26	303,762
325,000		2.375%, 03/15/24	289,946

PRINCIPAL AMOUNT			VALUE
3,533,000		GOL Equity Finance, SA* 3.750%, 07/15/24	$4,531,090
170,000		Guess, Inc.* 2.000%, 04/15/24	163,386
20,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	182,527
162,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	161,997
		Liberty Interactive, LLC
695,600		4.000%, 11/15/29	493,049
480,000		3.750%, 02/15/30	341,412
4,365,000		NIO, Inc.* 4.500%, 02/01/24	2,502,607
165,000		Quotient Technology, Inc. 1.750%, 12/01/22	160,527
190,000		RH^ 0.000%, 06/15/23	186,197
168,500	EUR	SEB, SA 0.000%, 11/17/21	364,920
200,000		Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	203,743
500,000	EUR	Steinhoff Finance Holding GmbH@ 1.250%, 10/21/23	256,558
		Tesla, Inc.
5,301,000		2.375%, 03/15/22~	5,393,688
2,846,000		2.000%, 05/15/24	2,883,453

			29,900,576

		Consumer Staples (0.8%)
1,000,000		Carrefour, SAµ 0.000%, 03/27/24	993,045
		Premium Brands Holdings Corp.
1,853,000	CAD	4.650%, 04/30/21	1,654,397
1,180,000	CAD	4.600%, 12/31/23	984,081

			3,631,523

		Energy (4.8%)
124,000		Denbury Resources, Inc.* 6.375%, 12/31/24	76,277
3,300,000		Nabors Industries, Inc. 0.750%, 01/15/24	2,319,636
172,000		SM Energy Company 1.500%, 07/01/21	156,757
		SunEdison, Inc.@
2,261,000		0.250%, 01/15/20*	49,697
275,000		2.000%, 10/01/18	6,042
11,400,000		TOTAL, SAµ^ 0.500%, 12/02/22	11,963,787
7,400,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	8,375,801

			22,947,997

		Financials (5.3%)
3,100,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	3,440,195
880,000		AXA, SAµ* 7.250%, 05/15/21	956,780
600,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	616,627
662,400	EUR	Credit Agricole, SA 0.000%, 10/03/19	519,578
300,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	334,066

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
		JPMorgan Chase Bank, N.A.
69,000,000	HKD	0.000%, 10/29/20*	$10,425,605
7,000,000		0.000%, 12/30/20	8,202,355
300,000	EUR	LEG Immobilien, AG 0.875%, 09/01/25	382,691
350,000		Prospect Capital Corp. 4.950%, 07/15/22	359,082
210,000		Starwood Property Trust, Inc. 4.375%, 04/01/23	213,923

			25,450,902

		Health Care (4.1%)
4,700,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	3,866,042
277,000		BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	299,905
3,275,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	2,841,245
172,000		DexCom, Inc.*^ 0.750%, 12/01/23	205,420
4,032,000		Exact Sciences Corp.µ 0.375%, 03/15/27	4,987,161
300,000	EUR	Fresenius, SE & Company KGaA 0.000%, 09/24/19	332,465
100,000	EUR	GN Store Nord, A/S 0.000%, 05/21/24	115,519
73,000		Innoviva, Inc. 2.500%, 08/15/25	73,728
200,000		Insulet Corp.µ 1.375%, 11/15/24	291,292
135,000		Neurocrine Biosciences, Inc.µ 2.250%, 05/15/24	194,654
220,000		NuVasive, Inc.µ 2.250%, 03/15/21	265,087
135,000		Pacira BioSciences, Inc. 2.375%, 04/01/22	139,747
3,645,000		Repligen Corp.µ 0.375%, 07/15/24	3,943,124
171,000		Tabula Rasa HealthCare, Inc.* 1.750%, 02/15/26	190,443
190,000		Teladoc Health, Inc.^ 1.375%, 05/15/25	285,964
1,799,000		Wright Medical Group, Inc. 1.625%, 06/15/23	1,951,537

			19,983,333

		Industrials (1.5%)
40,000,000	JPY	ANA Holdings, Inc. 0.000%, 09/19/24	365,989
14,000,000	CNY	China Railway Construction Corp., Ltd. 1.500%, 12/21/21	2,023,255
146,000		Fortive Corp.*^ 0.875%, 02/15/22	150,479
30,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	281,302
250,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	250,965
20,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	184,980
100,000	EUR	Symrise, AG 0.238%, 06/20/24	128,304
3,200,000		Vinci, SAµ 0.375%, 02/16/22	3,782,064

			7,167,338

PRINCIPAL AMOUNT			VALUE
		Information Technology (11.4%)
311,000		8x8, Inc.µ* 0.500%, 02/01/24	$356,647
190,000		Akamai Technologies, Inc.^ 0.125%, 05/01/25	214,883
165,000		Coupa Software, Inc.µ* 0.125%, 06/15/25	185,787
185,000		DocuSign, Inc.*^ 0.500%, 09/15/23	195,091
2,380,000		Envestnet, Inc.µ 1.750%, 12/15/19	2,770,915
1,000,000		Guidewire Software, Inc.µ^ 1.250%, 03/15/25	1,126,735
113,000		II-VI, Inc.µ 0.250%, 09/01/22	124,154
155,000		Inphi Corp.µ 0.750%, 09/01/21	191,944
3,000,000		j2 Global, Inc.µ^~ 3.250%, 06/15/29	4,206,360
2,315,000		Lenovo Group, Ltd. 3.375%, 01/24/24	2,666,649
171,000		Lumentum Holdings, Inc.^ 0.250%, 03/15/24	204,834
448,000		Microchip Technology, Inc. 1.625%, 02/15/27	572,847
77,000		Micron Technology, Inc. 2.125%, 02/15/33	317,240
186,000		New Relic, Inc.^ 0.500%, 05/01/23	205,741
630,000		NXP Semiconductors, NVµ 1.000%, 12/01/19	673,706
500,000		Okta, Inc.µ 0.250%, 02/15/23	1,369,235
93,000		ON Semiconductor Corp.µ 1.000%, 12/01/20	118,475
7,880,000		Palo Alto Networks, Inc.µ* 0.750%, 07/01/23	8,692,389
81,000		Pluralsight, Inc.µ* 0.375%, 03/01/24	87,991
		Q2 Holdings, Inc.µ
165,000		0.750%, 06/01/26*	182,691
151,000		0.750%, 02/15/23	224,636
173,000		Silicon Laboratories, Inc. 1.375%, 03/01/22	228,761
3,725,000	EUR	SOITEC 0.000%, 06/28/23	4,963,570
		Splunk, Inc.*^
6,430,000		0.500%, 09/15/23~	7,347,368
1,690,000		1.125%, 09/15/25	1,963,298
3,915,000		Square, Inc. ^ 0.500%, 05/15/23	4,970,445
200,000		STMicroelectronics, NV 0.000%, 07/03/22	229,135
85,000		Synaptics, Inc. 0.500%, 06/15/22	77,399
93,000		Twilio, Inc.^ 0.250%, 06/01/23	190,544
150,000		Veeco Instruments, Inc. 2.700%, 01/15/23	134,078
197,000		Weibo Corp.^ 1.250%, 11/15/22	185,445
190,000		Wix.com, Ltd.^ 0.000%, 07/01/23	239,587
385,000		Workday, Inc. 0.250%, 10/01/22	566,252

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
7,516,000		Xero Investments, Ltd. 2.375%, 10/04/23	$8,897,967
195,000		Zendesk, Inc. 0.250%, 03/15/23	285,804

			54,968,603

		Materials (2.3%)
250,000		BASF, SE 0.925%, 03/09/23	236,992
4,232,000		Cemex, SAB de CV~ 3.720%, 03/15/20	4,233,185
200,000		LG Chem, Ltd. 0.000%, 04/16/21	199,166
480,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	4,442,725
1,860,000	CHF	Sika, AG 0.150%, 06/05/25	2,049,002

			11,161,070

		Real Estate (1.1%)
500,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	592,849
3,680,000		IH Merger Sub, LLCµ 3.500%, 01/15/22	4,619,890
20,000,000	JPY	Relo Group, Inc. 0.000%, 03/22/21	195,998

			5,408,737

		TOTAL CONVERTIBLE BONDS (Cost $196,091,813)	195,204,618

U.S. GOVERNMENT AND AGENCY SECURITIES (5.7%)
		United States Treasury Note
6,100,000		1.750%, 10/31/20^	6,082,486
5,843,000		1.875%, 05/31/22^	5,850,989
5,020,000		2.625%, 08/15/20	5,050,787
4,990,000		2.625%, 11/15/20	5,031,031
4,710,000		1.875%, 10/31/22	4,716,623
1,000,000		1.125%, 12/31/19	995,977

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $27,554,022)	27,727,893

BANK LOANS (2.5%)
		Communication Services (0.6%)
248,111		Charter Communications Operating, LLC‡ 4.330%, 04/30/25 3 mo. LIBOR + 2.00%	248,830
225,000		CommScope, Inc.‡ 5.484%, 04/06/26 1 mo. LIBOR + 3.25%	225,675
149,625		CSC Holdings, LLC‡ 5.325%, 04/15/27 1 mo. LIBOR + 3.00%	150,435
286,882		Cumulus Media New Holdings, Inc.‡ 6.740%, 05/15/22 1 mo. LIBOR + 4.50%	289,332
350,000		iHeartCommunications, Inc.‡ 6.579%, 05/01/26 1 mo. LIBOR + 4.00%	353,062

PRINCIPAL AMOUNT		VALUE
486,800	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	$493,698
200,000	Intelsat Jackson Holdings, SA‡ 6.741%, 01/02/24 1 mo. LIBOR + 4.50%	202,450
516,251	New Media Holdings II, LLC‡ 8.580%, 07/14/22 3 mo. LIBOR + 6.25%	515,929
307,702	Sprint Communications, Inc.‡ 5.250%, 02/02/24 1 mo. LIBOR + 3.00%	307,942
290,000	Windstream Services, LLC‡ 9.750%, 02/17/24 3 mo. PRIME + 4.25%	293,866

		3,081,219

	Consumer Discretionary (0.4%)
74,812	ESH Hospitality, Inc.! 0.000%, 08/30/23	75,005
1,001,630	PetSmart, Inc.‡ 6.380%, 03/11/22 1 mo. LIBOR + 4.00%	985,073
193,564	R.R. Donnelley & Sons Company‡ 7.262%, 01/15/24 1 mo. LIBOR + 5.00%	192,515
687,250	Weight Watchers International, Inc.‡ 7.095%, 11/29/24 1 mo. LIBOR + 4.75%	683,388

		1,935,981

	Energy (0.2%)
200,000	Epic Crude Services, LP‡ 7.240%, 02/20/26 1 mo. LIBOR + 5.00%	197,438
286,375	McDermott Technology Americas, Inc.‡ 7.234%, 05/09/25 1 mo. LIBOR + 5.00%	274,347
243,750	Par Pacific Holdings, Inc.‡ 9.100%, 12/17/25 3 mo. LIBOR + 6.75%	246,797

		718,582

	Financials (0.2%)
73,985	AssuredPartners, Inc.‡ 5.734%, 10/22/24 1 mo. LIBOR + 3.50%	73,767
370,313	Genworth Holdings, Inc.‡ 6.761%, 03/07/23 1 mo. LIBOR + 4.50%	373,784
222,727	GLP Financing, LLC‡ 3.741%, 04/28/21 1 mo. LIBOR + 1.50%	221,892
297,000	HUB International, Ltd.‡ 5.267%, 04/25/25 1 mo. LIBOR + 3.00%	294,361

		963,804

	Health Care (0.6%)
717,582	Amneal Pharmaceuticals, LLC‡ 5.750%, 05/04/25 1 mo. LIBOR + 3.50%	667,222

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
680,401	Bausch Health Cos., Inc.‡ 5.379%, 06/02/25 1 mo. LIBOR + 3.00%	$683,633
234,375	Bausch Health Cos., Inc.‡ 5.129%, 11/27/25 1 mo. LIBOR + 2.75%	234,625
319,608	Gentiva Health Services, Inc.‡ 6.000%, 07/02/25 1 mo. LIBOR + 3.75%	321,805
328,187	Mallinckrodt International Finance, SA‡ 5.080%, 09/24/24 3 mo. LIBOR + 2.75%	280,920
341,250	Ortho Clinical Diagnostics, SA‡ 5.563%, 06/30/25 3 mo. LIBOR + 3.25%	332,081
590,932	Team Health Holdings, Inc.‡ 4.984%, 02/06/24 1 mo. LIBOR + 2.75%	519,527

		3,039,813

	Industrials (0.4%)
314,198	Albertsons, LLC‡ 5.234%, 06/22/23 1 mo. LIBOR + 3.00%	315,180
500,000	Berry Global, Inc.‡ 4.902%, 07/01/26 1 mo. LIBOR + 2.50%	500,235
285,000	Dun & Bradstreet Corp.‡ 7.241%, 02/06/26 1 mo. LIBOR + 5.00%	287,227
349,114	Navistar International Corp.‡ 5.830%, 11/06/24 1 mo. LIBOR + 3.50%	350,643
248,750	RegionalCare Hospital Partners Holdings, Inc.‡ 6.769%, 11/17/25 1 mo. LIBOR + 4.50%	250,522
69,823	TransDigm, Inc.‡ 4.830%, 06/09/23 3 mo. LIBOR + 2.50%	69,581

		1,773,388

	Information Technology (0.1%)
348,250	BMC Software Finance, Inc.‡ 6.580%, 10/02/25 3 mo. LIBOR + 4.25%	335,664
248,106	Dell International LLC‡ 4.240%, 09/07/23 1 mo. LIBOR + 2.00%	249,054

		584,718

	TOTAL BANK LOANS (Cost $12,184,897)	12,097,505

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.7%)
	Consumer Staples (0.1%)
6,364	Energizer Holdings, Inc.µ 7.500%, 01/15/22	590,643

NUMBER OF SHARES		VALUE
	Energy (0.2%)
	NuStar Energy, LP‡
35,430	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	$756,431
15,800	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	380,938

		1,137,369

	Financials (1.0%)
5,000	2017 Mandatory Exchangeable Trust* 5.188%, 12/01/20	864,700
14,232	Assurant, Inc.µ 6.500%, 03/15/21	1,662,582
641	Bank of America Corp. 7.250%, 12/31/49	908,579
3,550	Virtus Investment Partners, Inc. 7.250%, 02/01/20	331,180
649	Wells Fargo & Company 7.500%, 12/31/49	902,473

		4,669,514

	Health Care (0.9%)
25,179	Becton Dickinson and Companyµ 6.125%, 05/01/20	1,552,285
2,485	Danaher Corp.µ 4.750%, 04/15/22	2,820,227

		4,372,512

	Industrials (0.6%)
10,000	Colfax Corp.µ 5.750%, 01/15/22	1,247,700
1,500	Fortive Corp.µ 5.000%, 07/01/21	1,465,365

		2,713,065

	Materials (0.3%)
22,059	International Flavors & Fragrances, Inc.µ 6.000%, 09/15/21	1,186,112

	Real Estate (0.9%)
3,765	Crown Castle International Corp.µ 6.875%, 08/01/20	4,539,686

	Utilities (2.7%)
46,991	American Electric Power Company, Inc.µ 6.125%, 03/15/22	2,560,070
9,575	Aqua America, Inc.µ 6.000%, 04/30/22	547,498
20,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)µ 7.000%, 09/01/21	1,022,200
105,200	DTE Energy Company 6.500%, 10/01/19	5,870,160
	Sempra Energyµ
16,880	6.750%, 07/15/21	1,881,276
4,816	6.000%, 01/15/21	535,347

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE
11,765		South Jersey Industries, Inc. 7.250%, 04/15/21	$630,486

			13,047,037

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,637,644)	32,255,938

COMMON STOCKS (63.9%)
		Communication Services (10.1%)
3,700		Alphabet, Inc. - Class A~#	4,507,340
86,500		America Movil, SAB de CV - Class L^	1,210,135
2,082		Cumulus Media, Inc. - Class A#	31,459
26,000	JPY	Nintendo Company, Ltd.	9,565,211
96,000	EUR	Orange, SA	1,422,958
176,200	HKD	Tencent Holdings, Ltd.	8,209,680
59,500		Verizon Communications, Inc.^	3,288,565
1,176,545	GBP	Vodafone Group, PLC	2,141,291
129,545		Walt Disney Company~	18,526,230

			48,902,869

		Consumer Discretionary (7.0%)
36,086		Alibaba Group Holding, Ltd.#	6,246,847
1,370		Amazon.com, Inc.#	2,557,489
30,300		Aptiv, PLC	2,655,795
146,200	GBP	Compass Group, PLC	3,698,934
78,600	EUR	Daimler, AG	4,061,763
100,000		Ford Motor Company~	953,000
6,800	KRW	Hyundai Motor Company	723,367
31,400		Lowe’s Companies, Inc.	3,183,960
18,300		Lululemon Athletica, Inc.#	3,496,947
17,525		Newell Brands, Inc.^~	248,680
9,000	EUR	Porsche Automobil Holding, SE	589,915
76,000	EUR	Puma, SE	5,294,659

			33,711,356

		Consumer Staples (6.2%)
96,100	CAD	Alimentation Couche-Tard, Inc. - Class B	5,890,658
85,100		Coca-Cola Company	4,478,813
40,900	EUR	Kerry Group, PLC - Class A	4,772,124
47,300	CHF	Nestlé, SA	5,017,923
25,500		Philip Morris International, Inc.	2,132,055
68,800		Walmart, Inc.	7,594,144

			29,885,717

		Energy (5.9%)
782,000	GBP	BP, PLC	5,174,295
17,800		Chevron Corp.~	2,191,358
40,000		ConocoPhillips	2,363,200
23,500		Devon Energy Corp.~	634,500
16,800		Energy Transfer, LP	241,584
20,110		Enterprise Products Partners, LP	605,512
59,900		Exxon Mobil Corp.~	4,454,164
3,975		GasLog, Ltd.	56,604
5,080		Magellan Midstream Partners, LP	335,991
45,000		Marathon Petroleum Corp.	2,537,550
24,000		Noble Corp., PLC^#	53,520
87,000	EUR	Royal Dutch Shell, PLC - Class A	2,729,927
82,300	GBP	Royal Dutch Shell, PLC - Class A	2,592,077
98,974		Schlumberger, Ltd.~	3,955,991
7,380		Targa Resources Corp.^	287,156
10,682		Tidewater, Inc.#	245,579

NUMBER OF SHARES			VALUE
14,361		Transocean, Ltd.^#	$87,315
2,500		Williams Companies, Inc.	61,600

			28,607,923

		Financials (11.5%)
330,000	HKD	AIA Group, Ltd.	3,384,064
141,400		American International Group, Inc.	7,916,986
22,700		AON, PLC	4,295,975
142,894	EUR	Azimut Holding, S.p.A.^	2,678,165
319,700		Bank of America Corp.^~	9,808,396
29,000	EUR	Deutsche Böerse, AG	4,025,851
25,400		Goldman Sachs Group, Inc.	5,591,302
172,200	INR	HDFC Bank, Ltd.	5,611,972
266,700		Itau Unibanco Holding, SA	2,440,305
98,000	CAD	Power Financial Corp.	2,145,189
51,000		Progressive Corp.	4,129,980
158,900	GBP	Prudential, PLC	3,269,245

			55,297,430

		Health Care (8.2%)
86,856		Alcon, Inc.^#	5,102,790
57,800	GBP	AstraZeneca, PLC	4,993,562
1,885		Biogen, Inc.#	448,291
26,500		Celgene Corp.~#	2,434,290
57,400	AUD	CSL, Ltd.	8,956,830
6,400		Intuitive Surgical, Inc.#	3,324,864
80,700		Johnson & Johnson~	10,508,754
22,100		Laboratory Corp. of America Holdings#	3,702,192

			39,471,573

		Industrials (4.0%)
190,000	CHF	ABB, Ltd.	3,586,659
37,029	EUR	Alstom, SA	1,594,793
8,400		Boeing Company	2,865,912
75,000	CAD	CAE, Inc.	2,022,466
27,200	JPY	FANUC Corp.	4,834,158
242,500		General Electric Company	2,534,125
34,600	EUR	KION Group, AG	1,844,244
1,302		Wabtec Corp.^	101,139

			19,383,496

		Information Technology (8.7%)
5,100	EUR	Adyen, NV*#	3,853,487
13,100	EUR	ASML Holding, NV	2,918,998
60,000	JPY	Canon, Inc.	1,627,275
5,600	JPY	Keyence Corp.	3,213,553
480,300	SEK	LM Ericsson Telephone Company - Class B	4,202,275
51,700		Microsoft Corp.~	7,045,159
580,000	EUR	Nokia Corp.	3,125,999
23,600		PayPal Holdings, Inc.#	2,605,440
46,150	EUR	SAP, SE	5,641,192
89,500		Taiwan Semiconductor Manufacturing Company, Ltd.~	3,815,385
22,700		Visa, Inc. - Class A^~	4,040,600

			42,089,363

		Materials (1.9%)
154,000	CAD	Barrick Gold Corp.	2,502,879
160,000	AUD	Newcrest Mining, Ltd.	3,861,632
30,000	GBP	Rio Tinto, PLC	1,694,144
280,000	CAD	Yamana Gold, Inc.^	827,398

			8,886,053

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Utilities (0.4%)
45,801 EUR	Engie, SA	$705,768
10,500	Exelon Corp.	473,130
29,000 EUR	RWE, AG	783,547

		1,962,445

	TOTAL COMMON STOCKS (Cost $397,813,365)	308,198,225

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (1.0%) #
	Consumer Discretionary (0.1%)
	Alibaba Group Holding, Ltd.
350
6,058,850	Put, 09/20/19, Strike $130.00	7,875
24
415,464	Call, 09/20/19, Strike $175.00	17,880
20	Amazon.com, Inc.
3,733,560	Call, 06/18/21, Strike $2,200.00	383,900
	Booking Holdings, Inc.
4
754,644	Call, 01/17/20, Strike $1,920.00	49,580
2
377,322	Call, 01/17/20, Strike $1,850.00	32,880
535	Royal Caribbean Cruises, Ltd.
6,224,190	Call, 01/17/20, Strike $130.00	167,722

		659,837

	Energy (0.0%)
180	Pioneer Natural Resources
2,869,380	Company
	Call, 01/17/20, Strike $160.00	86,400

	Financials (0.2%)
749	Intercontinental Exchange, Inc.
6,580,714	Call, 01/15/21, Strike $90.00	681,590

	Industrials (0.2%)
	Airbus, SE
507 EUR
6,492,642	Call, 12/18/20, Strike 130.00	746,461
47 EUR
601,882	Call, 03/20/20, Strike 130.00	48,205
588	CSX Corp.
4,139,520	Call, 01/15/21, Strike $85.00	232,260

		1,026,926

	Information Technology (0.1%)
19	Lam Research Corp.
396,359	Call, 01/17/20, Strike $215.00	33,108
67	Shopify, Inc.
2,129,796	Call, 01/15/21, Strike $350.00	422,100

		455,208

	Materials (0.1%)
844	Rio Tinto, PLC
4,817,552	Call, 01/17/20, Strike $60.00	202,560

	Other (0.3%)
	Invesco QQQ Trust Series

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
1,400
26,754,000	Put, 08/23/19, Strike $188.00	$307,300
944
18,039,840	Put, 01/17/20, Strike $188.00	719,800
2,800	iShares Russell 2000 Value ETF
33,868,800	Call, 11/15/19, Strike $125.00	602,000

		1,629,100

	TOTAL PURCHASED OPTIONS (Cost $5,456,218)	4,741,621

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (4.1%)
9,854,153	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	9,857,109
9,749,837	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	9,749,837

	TOTAL SHORT TERM INVESTMENTS (Cost $19,606,946)	19,606,946

TOTAL INVESTMENTS (149.1%) (Cost $808,832,526)		718,756,112

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.5%)		(65,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.6%)		(171,597,021)

NET ASSETS (100.0%)		$482,159,091

COMMON STOCKS SOLD SHORT (-4.6%) #
	Communication Services (-0.3%)
(61,200)	Gannett Company, Inc.	(627,300)
(23,845)	New York Times Company - Class A	(850,790)

		(1,478,090)

	Consumer Discretionary (-0.6%)
(20,990)	Ctrip.com International, Ltd.	(818,190)
(9,200)	Tesla, Inc.	(2,222,812)

		(3,041,002)

	Consumer Staples (-0.1%)
(10,825)	Energizer Holdings, Inc.	(455,516)

	Financials (-0.4%)
(10,940)	Assurant, Inc.	(1,240,158)
(34,000)	AXA Equitable Holdings, Inc.	(764,320)

		(2,004,478)

	Health Care (-0.3%)
(5,550)	Becton Dickinson and Company	(1,403,040)

	Industrials (-0.5%)
(38,890)	Colfax Corp.	(1,076,475)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
(14,500)	Fortive Corp.	$(1,102,725)

		(2,179,200)

	Information Technology (-1.5%)
(6,400)	Guidewire Software, Inc.	(653,312)
(37,100)	j2 Global, Inc.	(3,305,239)
(10,314)	Okta, Inc.	(1,349,381)
(14,460)	Splunk, Inc.	(1,956,582)

		(7,264,514)

	Materials (-0.2%)
(6,452)	International Flavors & Fragrances, Inc.	(929,024)

	Utilities (-0.7%)
(6,614)	Aqua America, Inc.	(277,457)
(28,700)	CenterPoint Energy, Inc.	(832,587)
(11,750)	Sempra Energy	(1,591,303)
(15,294)	South Jersey Industries, Inc.	(520,761)

		(3,222,108)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $19,173,178)	(21,976,972)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.1%) #
	Financials (-0.1%)
1,414	American International Group, Inc.
7,916,986	Call, 01/17/20, Strike $57.50	(391,678)

	Health Care (0.0%)
480	Johnson & Johnson
6,250,560	Call, 01/17/20, Strike $140.00	(120,240)

	TOTAL WRITTEN OPTIONS (Premium $298,934)	(511,918)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $93,550,818.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
&	Illiquid security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $24,089,936.

!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2019

	Value	% of Total Investments
US Dollar	$507,425,151	72.9%
European Monetary Unit	62,886,018	9.0%
Japanese Yen	25,092,822	3.6%
British Pound Sterling	23,563,548	3.4%
Hong Kong Dollar	22,019,349	3.2%
Canadian Dollar	18,868,313	2.7%
Australian Dollar	12,818,462	1.8%
Swiss Franc	10,653,584	1.5%
Indian Rupee	5,611,972	0.8%
Swedish Krona	4,202,275	0.6%
Chinese Yuan Renminbi	2,023,255	0.3%
South Korean Won	1,102,473	0.2%

Total Investments Net of Common Stocks Sold Short and Written Options	$696,267,222	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. Under normal circumstances, the Fund will invest primarily in a globally diversified portfolio of convertible instruments, common and preferred stocks, and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows*:

Cost basis of investments	$789,360,414

Gross unrealized appreciation	27,443,342
Gross unrealized depreciation	(120,536,534)

Net unrealized appreciation (depreciation)	$(93,093,192)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

 Note 4 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,600,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference

Series A	9/06/22	3.70%	860	$25	$21,500,000

Series B	9/06/24	4.00%	860	$25	$21,500,000

Series C	9/06/27	4.24%	880	$25	$22,000,000

				Total	$65,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.